LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2021 and 2020.

	As at December 31
(In millions of dollars)	2021	2020

Receivables securitization program	800	650
US commercial paper program (net of the discount on issuance)	893	571
Non-revolving credit facility borrowings	507	—

Total short-term borrowings	2,200	1,221

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			150			—
Net proceeds received from receivables securitization			150			—

Proceeds received from US commercial paper	2,568	1.260	3,235	3,316	1.329	4,406
Repayment of US commercial paper	(2,314)	1.259	(2,914)	(4,098)	1.355	(5,552)
Net proceeds received from (repayment of) US commercial paper			321			(1,146)

Proceeds received from non-revolving credit facilities (US$)	1,200	1.253	1,503	—	—	—
Repayment of non-revolving credit facilities (US$)	(800)	1.254	(1,003)	—	—	—
Net proceeds received from non-revolving credit facilities			500			—

Net proceeds received from (repayment of) short-term borrowings			971			(1,146)
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	449	1.272	571	1,223	1.298	1,588
Net proceeds received from (repayment of) US commercial paper	254	1.264	321	(782)	1.465	(1,146)
Discounts on issuance [1]	1	n/m	2	8	1.250	10
(Gain) loss on foreign exchange [1]			(1)			119

US commercial paper, end of year	704	1.268	893	449	1.272	571
n/m - not meaningful
[1] Included in finance costs.
Below is a summary of the activity relating to our non-revolving credit facilities for the year ended December 31, 2021.

	Year ended December 31, 2021
	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)

Non-revolving credit facility, beginning of year	—	—	—
Net proceeds received from non-revolving credit facilities	400	1.250	500
Loss on foreign exchange [1]			7

Non-revolving credit facility, end of year	400	1.268	507

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2021	2020

Senior notes	2021		1,450	5.340%	—	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2022	US	750	Floating	951	955
Senior notes	2023	US	500	3.000%	634	637
Senior notes	2023	US	850	4.100%	1,078	1,082
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	886	890
Senior notes	2026	US	500	2.900%	634	637
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior debentures [1]	2032	US	200	8.750%	254	255
Senior notes	2038	US	350	7.500%	444	446
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	634	637
Senior notes	2043	US	650	5.450%	823	827
Senior notes	2044	US	1,050	5.000%	1,331	1,337
Senior notes	2048	US	750	4.300%	951	955
Senior notes	2049	US	1,250	4.350%	1,585	1,592
Senior notes	2049	US	1,000	3.700%	1,268	1,273
Subordinated notes [2]	2081		2,000	5.000%	2,000	—
					18,873	18,373
Deferred transaction costs and discounts					(185)	(172)
Less current portion					(1,551)	(1,450)

Total long-term debt					17,137	16,751
[1]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2021 and 2020.
[2]    The subordinated notes can be redeemed at par on the five-year anniversary or on any subsequent interest payment date.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	—	—	—	970	1.428	1,385
Credit facility repayments (US$)	—	—	—	(970)	1.406	(1,364)
Net borrowings under credit facilities			—			21

Senior note issuances (Cdn$)			—			1,500
Senior note issuances (US$)	—	—	—	750	1.359	1,019
Total senior note issuances			—			2,519

Senior note repayments (Cdn$)			(1,450)			—

Net (repayment) issuance of senior notes			(1,450)			2,519

Subordinated note issuances (Cdn$)			2,000			—

Net issuance of long-term debt			550			2,540

	Years ended December 31
(In millions of dollars)	2021	2020

Long-term debt net of transaction costs, beginning of year	18,201	15,967
Net issuance of long-term debt	550	2,540
Gain on foreign exchange	(50)	(297)
Deferred transaction costs incurred	(31)	(23)
Amortization of deferred transaction costs	18	14

Long-term debt net of transaction costs, end of year	18,688	18,201
Below is a summary of the senior and subordinated notes that we issued in 2021 and 2020.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2021 issuance
December 17, 2021 (subordinated) [3]		2,000	2081	5.000%	At par	2,000	20

2020 issuances
March 31, 2020 (senior)		1,500	2027	3.650%	99.511%	1,500	16
June 22, 2020 (senior)	US	750	2022	USD LIBOR + 0.60%	At par	1,019	5
[1] Gross proceeds before transaction costs, discounts, and premiums.
[2] Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Deferred transaction costs and discounts in the carrying value of the subordinated notes are recognized in net income using the effective interest method over a five-year period.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2021 and 2020.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2021.

(In millions of dollars)
2022	1,551
2023	1,712
2024	600
2025	886
2026 [1]	2,634
Thereafter	11,490
Total long-term debt	18,873
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2021.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	129	204	222	—	555
Purchase obligations [2]	327	192	85	19	623
Program rights [3]	659	1,151	824	1	2,635

Total commitments	1,115	1,547	1,131	20	3,813
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.